Marketable Securities and Warrants - Schedule of Fair Value of Marketable Securities and Warrants (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current and long-term lease liabilities.
Marketable securities at fair value, Opening balance	$ 2,138	$ 348
Marketable securities at fair value, Additions		995
Marketable securities at fair value, Unrealized (loss) gain on revaluation	(469)	645
Marketable securities at fair value, Exchange differences	21	150
Marketable securities at fair value, Closing balance	1,690	2,138
Warrants at fair value, Opening balance	212
Warrants at fair value, Additions		128
Warrants at fair value, Unrealized (loss) gain on revaluation	(74)	67
Warrants at fair value, Exchange differences	3	17
Warrants at fair value, Closing balance	141	212
Marketable Securities and Warrants	$ 1,831	$ 2,350